Submission	Mar. 12, 2025
Submission [Line Items]
Central Index Key	0001598110
Registrant Name	CYBERARK SOFTWARE LTD.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES